Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 113,577	¥ 106,288
Operating leases	¥ 236,499	¥ 127,362
Weighted average remaining lease term, Operating leases	2 years 5 months 15 days	1 year 7 months 2 days
Weighted average discount rate, Operating leases	3.33%	4.52%